Short-Term Borrowings And Long-Term Debt	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings And Long-Term Debt

9.    Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Borrowing denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.43% and 0.54% per annum at March 31, 2011 and 2012, respectively	¥134,898	¥50,259
Commercial paper bearing interest at weighted average rates of 0.17% and 0.11% per annum at March 31, 2011 and 2012, respectively	200,989	20,000

Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	5,680	13,248

Total short-term debt	¥341,567	¥83,507

Long-term debt at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Debt denominated in Japanese yen:
0.36% – 2.06% coupon bonds due 2012 – 2031	¥2,128,633	¥2,114,079
0.49% floating rate bond due 2022	167,192	100
Secured indebtedness to financial institutions—
2.15% (weighted average) loans due 2012 – 2029	49,086	38,545
floating rate loans	24,226	—
Unsecured indebtedness to financial institutions—
1.35% (weighted average) loans due 2012 – 2032	1,527,729	1,737,031
0.53% (weighted average) floating rate loans due 2012 – 2022	75,975	87,588

	3,972,841	3,977,343

Debt denominated in foreign currencies:
1.88% – 2.25% Swiss franc bonds due 2012 – 2013	73,177	73,568
Euro note	59,535	—
Unsecured indebtedness to financial institutions—

2.50%(weighted average) U.S. dollar loans due 2012 – 2019

0.79% (weighted average) U.S. dollar floating rate loans due 2012 – 2027

17.37% (weighted average) South African Rand loans due 2012 – 2018

Other loans due 2012 – 2030

	15,945 46,596 16,829 8,146	15,352 70,850 12,309 17,749

	220,228	189,828

Total long-term debt principal	4,193,069	4,167,171
Less—Deferred bond discounts	(395)	(388)

	4,192,674	4,166,783
Less—Current portion	(698,476)	(656,963)

Total long-term debt	¥3,494,198	¥3,509,820

Interest rates and due dates in the above table are stated at March 31, 2012.

All holders of the bonds and notes totaling ¥1,353,335 million issued by NTT, referred to in the above table, generally have preferential rights under the NTT Law to be paid prior to other unsecured indebtedness, subject to certain general preferential rights provided for in the Japanese Civil Code, such as preferential rights of employees to wages.

The bond and note agreements relating to NTT’s long term debt at March 31, 2012 generally provide that the bonds and notes may be purchased by NTT in the market or directly from the holders. Additionally, certain of the bonds and notes are redeemable at the option of NTT, generally at the principal amount.

The balance of long-term debt as of March 31, 2012, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2013 to the fiscal year ending March 31, 2017 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2013	¥656,963
2014	690,301
2015	421,015
2016	362,807
2017	477,262
Thereafter	1,558,435

Total	¥4,166,783

As of March 31, 2012, NTT Group has unused committed lines of credit amounting to ¥146.4 billion.